Segmental analysis - Non-current assets (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Segmental assets and cash flow
Non-current assets	€ 93,542		€ 94,792
Depreciation and amortisation on owned assets	4,949	€ 5,062
Operating free cash flow	7,032	€ 6,542
Germany
Segmental assets and cash flow
Non-current assets	43,052		43,755
Italy
Segmental assets and cash flow
Non-current assets	10,593		10,707
UK
Segmental assets and cash flow
Non-current assets	6,306		6,529
Spain
Segmental assets and cash flow
Non-current assets	6,601		6,609
Other Europe
Segmental assets and cash flow
Non-current assets	8,253		8,361
Vodacom
Segmental assets and cash flow
Non-current assets	5,872		5,839
Other Markets
Segmental assets and cash flow
Non-current assets	2,997		2,988
Vantage Towers
Segmental assets and cash flow
Non-current assets	7,824		7,859
Common Functions
Segmental assets and cash flow
Non-current assets	€ 2,044		€ 2,145